Short-Term Borrowings (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Short-Term Borrowings [Abstract]
Interest expenses on short term borrowings	$ 107,308		$ 94,323
Imputed interest expenses	$ 18,146	$ 28,553